TRADE ACCOUNTS RECEIVABLE (Tables)	6 Months Ended
Jun. 30, 2022
TRADE ACCOUNTS RECEIVABLE
Schedule of trade accounts receivable by type of customer

	June 30,	December 31,
	2022	2021
Domestic customers
Third parties	1,472,166	1,449,177
Related parties (Note 11) (1)	63,333	73,598

Foreign customers
Third parties	4,363,152	5,043,453

(-) Expected credit losses	(32,689)	(34,763)
	5,865,962	6,531,465

1)The balance refers to transactions with Ibema Companhia Brasileira de Papel.

Schedule of trade accounts receivable by maturity

	June 30,	December 31,
	2022	2021
Current	5,333,821	5,972,945
Overdue
Up to 30 days	489,035	518,115
From 31 to 60 days	24,417	15,359
From 61 to 90 days	4,274	3,087
From 91 to 120 days	2,903	1,453
From 121 to 180 days	3,228	3,779
From 181 days	8,284	16,727
	5,865,962	6,531,465

Schedule of rollforward of expected credit losses, trade accounts receivable

	June 30,	December 31,
	2022	2021
Beginning balance	(34,763)	(41,889)
Addition	(2,270)	(2,547)
Reversal	182	3,184
Write-off	3,533	7,078
Exchange rate variation	629	(589)
Ending balance	(32,689)	(34,763)